Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	50 years
Intangible assets, gross	$ 4,097,633	$ 4,097,633
Less: accumulated depreciation	(565,403)	(565,403)
Intangible assets, net	3,434,607	3,532,230
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	50 years
Intangible assets, gross	4,091,385	4,091,385
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Intangible assets, gross	$ 6,248	$ 6,248